June 25, 2010

Keith O`Connell, Esquire
Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:T. Rowe Price Real Assets Fund, Inc. ("Registrant")
File No.: 333-166395/811-22410

Dear Mr. O`Connell:

In accordance with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, we are hereby filing Pre-Effective Amendment No. 1 to the Registration Statement of the T. Rowe Price Real Assets Fund, Inc. All changes from the previous filing have been blacklined.

A response to your comment letter dated May 27, 2010 was filed as correspondence on June 17, 2010. This filing also reflects changes in response to your oral comments to me on June 24, 2010.

We are hereby requesting acceleration of this pre-effective amendment to June 28, 2010.

If you have any questions about this filing, please give me a call at 410-345-6646 or, in my absence, Darrell Braman at 410-345-2013, or Tawanda Cottman at 410-345-4981.

Sincerely,

/s/Brian R. Poole
Brian R. Poole, Esquire

Request for Acceleration

Pursuant to Rule 461 under the Securities Act of 1933, on behalf of the T. Rowe Price Real Assets Fund, Inc., the corporation, and T. Rowe Price Investment Services, Inc., principal underwriter, I hereby request acceleration of the effective date of the above-referenced Registration Statement to June 28, 2010 or as soon thereafter as possible.

/s/David Oestreicher
David Oestreicher